UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniYield New Jersey Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
New Jersey - 138.0%  $  1,000   Burlington County, New Jersey, Bridge Commission Revenue Bonds (Governmental
                                Leasing Program), 5.25% due 8/15/2020                                                $     1,068
                     -----------------------------------------------------------------------------------------------------------
                        1,500   Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)                       1,559
                     -----------------------------------------------------------------------------------------------------------
                        2,010   Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge
                                Revenue Refunding Bonds, 5% due 7/01/2021                                                  2,103
                     -----------------------------------------------------------------------------------------------------------
                        3,645   Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge
                                Revenue Refunding Bonds, 5% due 7/01/2028                                                  3,777
                     -----------------------------------------------------------------------------------------------------------
                        3,930   Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                Series 396, 8.293% due 1/01/2019 (c)(h)                                                    4,488
                     -----------------------------------------------------------------------------------------------------------
                        2,620   Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A, 5% due
                                10/01/2028 (b)                                                                             2,734
                     -----------------------------------------------------------------------------------------------------------
                        6,860   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                Series B, 5.12% due 11/01/2023 (c)(i)                                                      3,201
                     -----------------------------------------------------------------------------------------------------------
                        4,540   Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                Series B, 5.25% due 11/01/2028 (c)(i)                                                      1,650
                     -----------------------------------------------------------------------------------------------------------
                        4,300   Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                Preservation Revenue Bonds, Series A, 5.80% due 11/01/2022 (c)                             4,931
                     -----------------------------------------------------------------------------------------------------------
                        5,460   Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                Preservation Revenue Bonds, Series A, 5.75% due 11/01/2028 (c)                             6,619
                     -----------------------------------------------------------------------------------------------------------
                        1,180   Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource
                                Recovery, Revenue Refunding Bonds (Waste Management Inc. Project), AMT, Series B,
                                7% due 12/01/2029                                                                          1,276
                     -----------------------------------------------------------------------------------------------------------
                        2,000   Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource
                                Recovery, Revenue Refunding Bonds (Waste Management Inc. Project), Series A, 6.85%
                                due 12/01/2029                                                                             2,154
                     -----------------------------------------------------------------------------------------------------------
                        1,500   Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (d)                        1,778
                     -----------------------------------------------------------------------------------------------------------
                       12,700   Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding
                                Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (b)                            13,211
                     -----------------------------------------------------------------------------------------------------------
                        3,090   Jackson Township, New Jersey, School District, GO, 5% due 4/15/2012 (b)(g)                 3,305
                     -----------------------------------------------------------------------------------------------------------
                        3,750   Jackson Township, New Jersey, School District, GO, 5% due 4/15/2012 (b)(g)                 4,011
                     -----------------------------------------------------------------------------------------------------------
                        1,455   Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue
                                Bonds (Golf Course Projects), 5.25% due 6/01/2022                                          1,573
                     -----------------------------------------------------------------------------------------------------------
                        3,050   Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue
                                Bonds (Golf Course Projects), 5% due 6/01/2029                                             3,195
                     -----------------------------------------------------------------------------------------------------------
                          970   Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds
                                (Heldrich Center Hotel/Conference Project), Series A, 5% due 1/01/2020                       984
                     -----------------------------------------------------------------------------------------------------------
                        1,500   Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue
                                Refunding Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                            1,611
--------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniYield New Jersey Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
EDR            Economic Development Revenue Bonds
GO             General Obligation Bonds
M/F            Multi-Family
RIB            Residual Interest Bonds

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
                     $  2,235   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                Refunding Bonds, 5% due 12/01/2015 (a)                                               $     2,364
                     -----------------------------------------------------------------------------------------------------------
                        2,345   Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                Refunding Bonds, 5% due 12/01/2016 (a)                                                     2,480
                     -----------------------------------------------------------------------------------------------------------
                        1,720   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                          1,806
                     -----------------------------------------------------------------------------------------------------------
                        1,895   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                           2,030
                     -----------------------------------------------------------------------------------------------------------
                          370   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                             388
                     -----------------------------------------------------------------------------------------------------------
                          755   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                             804
                     -----------------------------------------------------------------------------------------------------------
                        1,425   New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due
                                6/01/2024                                                                                  1,514
                     -----------------------------------------------------------------------------------------------------------
                          685   New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due
                                6/01/2032                                                                                    724
                     -----------------------------------------------------------------------------------------------------------
                        1,500   New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C, 5.50%
                                due 1/01/2028                                                                              1,526
                     -----------------------------------------------------------------------------------------------------------
                        1,250   New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                Series A, 5.50% due 1/01/2018                                                              1,276
                     -----------------------------------------------------------------------------------------------------------
                        3,500   New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                Series A, 5.50% due 1/01/2025                                                              3,551
                     -----------------------------------------------------------------------------------------------------------
                        2,500   New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at
                                Ward Homestead Project), Series A, 5.75% due 11/01/2024                                    2,690
                     -----------------------------------------------------------------------------------------------------------
                        2,000   New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at
                                Ward Homestead Project), Series A, 5.80% due 11/01/2031                                    2,151
                     -----------------------------------------------------------------------------------------------------------
                       14,000   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                7/01/2033 (d)                                                                             14,953
                     -----------------------------------------------------------------------------------------------------------
                        2,870   New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2034
                                (d)                                                                                        2,997
                     -----------------------------------------------------------------------------------------------------------
                          400   New Jersey EDA, Revenue Bonds (Department of Human Services), 5% due 7/01/2011               420
                     -----------------------------------------------------------------------------------------------------------
                          220   New Jersey EDA, Revenue Bonds (Department of Human Services), 5% due 7/01/2012               232
                     -----------------------------------------------------------------------------------------------------------
                        3,850   New Jersey EDA, Revenue Bonds (Saint Barnabas Project), Series A, 6.30% due
                                7/01/2024 (d)(i)                                                                           1,738
                     -----------------------------------------------------------------------------------------------------------
                        5,800   New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5% due
                                3/01/2030 (c)                                                                              6,078
                     -----------------------------------------------------------------------------------------------------------
                        5,400   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25% due
                                3/01/2023                                                                                  5,810
                     -----------------------------------------------------------------------------------------------------------
                        3,000   New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5% due
                                9/01/2015                                                                                  3,247
                     -----------------------------------------------------------------------------------------------------------
                        3,115   New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.25% due
                                9/01/2016                                                                                  3,409
                     -----------------------------------------------------------------------------------------------------------
                        6,670   New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company,
                                Inc. Project), Series A, 6.875% due 11/01/2034 (b)                                         6,705
                     -----------------------------------------------------------------------------------------------------------
                        5,975   New Jersey Environmental Infrastructure Trust Revenue Bonds (Environmental
                                Infrastructure), Series A, 5.25% due 9/01/2010 (g)                                         6,396
                     -----------------------------------------------------------------------------------------------------------
                        1,100   New Jersey Health Care Facilities Financing Authority, Health System Revenue Bonds
                                (Catholic Health East), Series A, 5.375% due 11/15/2033                                    1,150
                     -----------------------------------------------------------------------------------------------------------
                        1,540   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's
                                Specialized Hospital), Series A, 5.50% due 7/01/2036                                       1,615
                     -----------------------------------------------------------------------------------------------------------
                        1,950   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hunterdon
                                Medical Center), Series A, 5.125% due 7/01/2035                                            2,000
                     -----------------------------------------------------------------------------------------------------------
                        1,845   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack
                                Valley Hospital Association), 6.625% due 7/01/2036                                         1,905
                     -----------------------------------------------------------------------------------------------------------
                        1,845   New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                (RWJ Healthcare Corporation), Series B, 5% due 7/01/2035 (f)                               1,906
                     -----------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
                     $  4,000   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Robert Wood
                                University), 5.70% due 7/01/2020 (a)                                                 $     4,261
                     -----------------------------------------------------------------------------------------------------------
                        1,875   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset
                                Medical Center), 5.50% due 7/01/2033                                                       1,935
                     -----------------------------------------------------------------------------------------------------------
                        6,640   New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                Hospital), 6% due 7/01/2026                                                                7,128
                     -----------------------------------------------------------------------------------------------------------
                        2,000   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Southern
                                Ocean County Hospital), 5.125% due 7/01/2031 (f)                                           2,086
                     -----------------------------------------------------------------------------------------------------------
                        1,020   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                (Atlantic City Medical Center), 6.25% due 7/01/2017                                        1,134
                     -----------------------------------------------------------------------------------------------------------
                        2,185   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                (Atlantic City Medical Center), 5.75% due 7/01/2025                                        2,336
                     -----------------------------------------------------------------------------------------------------------
                        1,650   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                                1,771
                     -----------------------------------------------------------------------------------------------------------
                        5,500   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                (Holy Name Hospital), 6% due 7/01/2025                                                     5,671
                     -----------------------------------------------------------------------------------------------------------
                        1,500   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (c)                         1,572
                     -----------------------------------------------------------------------------------------------------------
                        2,250   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)                        2,358
                     -----------------------------------------------------------------------------------------------------------
                        2,195   New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                (Meridian Health System Obligation Group), 5.25% due 7/01/2029 (c)                         2,293
                     -----------------------------------------------------------------------------------------------------------
                        4,150   New Jersey State Educational Facilities Authority, Higher Education, Capital
                                Improvement Revenue Bonds, Series A, 5.125% due 9/01/2022 (a)                              4,408
                     -----------------------------------------------------------------------------------------------------------
                        2,000   New Jersey State Educational Facilities Authority Revenue Bonds (Georgian Court
                                College Project), Series C, 6.50% due 7/01/2033                                            2,227
                     -----------------------------------------------------------------------------------------------------------
                        2,165   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                                University), Series C, 5.125% due 7/01/2028 (d)                                            2,293
                     -----------------------------------------------------------------------------------------------------------
                        1,955   New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                                University), Series C, 5% due 7/01/2034 (d)                                                2,044
                     -----------------------------------------------------------------------------------------------------------
                        5,305   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                (Montclair State University), Series L, 5% due 7/01/2034 (d)                               5,548
                     -----------------------------------------------------------------------------------------------------------
                        1,870   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                (Princeton Theological Seminary), 5% due 7/01/2026                                         1,967
                     -----------------------------------------------------------------------------------------------------------
                        2,600   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                (Princeton University), Series A, 5% due 7/01/2030                                         2,756
                     -----------------------------------------------------------------------------------------------------------
                        1,000   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rider
                                University), 5% due 7/01/2017 (f)                                                          1,043
                     -----------------------------------------------------------------------------------------------------------
                        1,255   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rider
                                University), Series A, 5.50% due 7/01/2023 (f)                                             1,361
                     -----------------------------------------------------------------------------------------------------------
                        1,450   New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rider
                                University), Series A, 5.25% due 7/01/2034 (f)                                             1,543
                     -----------------------------------------------------------------------------------------------------------
                        4,560   New Jersey State Higher Education Assistance Authority, Student Loan Revenue
                                Bonds, AMT, Series A, 5.30% due 6/01/2017 (a)                                              4,574
                     -----------------------------------------------------------------------------------------------------------
                        2,500   New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding
                                Bonds, 5.625% due 1/01/2010 (g)                                                            2,684
                     -----------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                           Face
                         Amount Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
                     $  7,175   New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue
                                Bonds, Series A, 4.70% due 11/01/2025 (c)                                            $     7,313
                     -----------------------------------------------------------------------------------------------------------
                        5,350   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                AMT, Series CC, 5.80% due 10/01/2020 (d)                                                   5,559
                     -----------------------------------------------------------------------------------------------------------
                        3,335   New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                AMT, Series U, 5.60% due 10/01/2012 (d)                                                    3,424
                     -----------------------------------------------------------------------------------------------------------
                        4,535   New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Bonds, AMT,
                                Series A, 4.90% due 11/01/2035 (b)                                                         4,569
                     -----------------------------------------------------------------------------------------------------------
                        3,620   New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                Series B, 5.75% due 9/15/2014                                                              3,966
                     -----------------------------------------------------------------------------------------------------------
                        3,525   New Jersey State Transportation Trust Fund Authority, Transportation System
                                Revenue Bonds, Series A, 5.50% due 12/15/2021                                              4,034
                     -----------------------------------------------------------------------------------------------------------
                        4,140   New Jersey State Transportation Trust Fund Authority, Transportation System
                                Revenue Bonds, Series C, 5.05% due 12/15/2035 (a)(i)                                       1,064
                     -----------------------------------------------------------------------------------------------------------
                        6,405   New Jersey State Transportation Trust Fund Authority, Transportation System
                                Revenue Bonds, Series D, 5% due 6/15/2020                                                  6,763
                     -----------------------------------------------------------------------------------------------------------
                        5,865   New Jersey State Transportation Trust Fund Authority, Transportation System
                                Revenue Refunding Bonds, Series B, 5.50% due 12/15/2021 (d)                                6,769
                     -----------------------------------------------------------------------------------------------------------
                        4,870   New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15% due
                                1/01/2035 (a)(i)                                                                           3,365
                     -----------------------------------------------------------------------------------------------------------
                        5,000   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd
                                Series, 6.125% due 6/01/2094                                                               6,013
                     -----------------------------------------------------------------------------------------------------------
                        4,435   Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                Class R, Series 10, 7.763% due 1/15/2017 (c)(h)                                            4,592
                     -----------------------------------------------------------------------------------------------------------
                        5,300   Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                                Series 153, 6.56% due 9/15/2012 (b)(h)                                                     5,417
                     -----------------------------------------------------------------------------------------------------------
                        2,000   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (d)                       2,086
                     -----------------------------------------------------------------------------------------------------------
                        6,000   Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (Capital
                                Appreciation), Series A, 4.87% due 9/01/2031 (d)(i)                                        1,881
                     -----------------------------------------------------------------------------------------------------------
                        4,280   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.75% due
                                1/01/2018                                                                                  4,417
                     -----------------------------------------------------------------------------------------------------------
                        2,485   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 4.85% due
                                1/01/2019                                                                                  2,572
                     -----------------------------------------------------------------------------------------------------------
                        2,000   South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due
                                1/01/2020                                                                                  2,087
                     -----------------------------------------------------------------------------------------------------------
                        2,185   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                Bonds, 5.75% due 6/01/2032                                                                 2,294
                     -----------------------------------------------------------------------------------------------------------
                        3,010   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                Bonds, 7% due 6/01/2041                                                                    3,430
                     -----------------------------------------------------------------------------------------------------------
                        1,585   Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                                Bonds (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2017
                                (a)                                                                                        1,634
                     -----------------------------------------------------------------------------------------------------------
                        1,175   Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                                Bonds (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2018
                                (a)                                                                                        1,211
                     -----------------------------------------------------------------------------------------------------------
                          945   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                due 12/01/2018 (a)                                                                         1,032
                     -----------------------------------------------------------------------------------------------------------
                        1,900   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                due 12/01/2019 (a)                                                                         2,076
                     -----------------------------------------------------------------------------------------------------------
                        1,870   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                due 12/01/2020 (a)                                                                         2,043
                     -----------------------------------------------------------------------------------------------------------
                        1,435   University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                due 12/01/2021 (a)                                                                         1,568
--------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniYield New Jersey Fund, Inc.
Schedule of Investments as of August 31, 2006                     (in Thousands)

                         Face
                       Amount   Municipal Bonds                                                                         Value
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 10.6%  $  1,730   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                Revenue Refunding Bonds, Series K, 5% due 7/01/2040                                  $     1,762
                     -----------------------------------------------------------------------------------------------------------
                        1,575   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                Revenue Refunding Bonds, Series K, 5% due 7/01/2045                                        1,604
                     -----------------------------------------------------------------------------------------------------------
                        3,300   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                7/01/2028 (e)                                                                              3,485
                     -----------------------------------------------------------------------------------------------------------
                        1,260   Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series PP, 5%
                                due 7/01/2025 (b)                                                                          1,334
                     -----------------------------------------------------------------------------------------------------------
                        1,900   Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                6.625% due 6/01/2026                                                                       2,069
                     -----------------------------------------------------------------------------------------------------------
                        3,750   Puerto Rico Municipal Finance Agency, GO, Series A, 5% due 8/01/2021 (c)                   4,014
                     -----------------------------------------------------------------------------------------------------------
                        8,750   Puerto Rico Public Buildings Authority Revenue Bonds, DRIVERS, Series 211, 6.635%
                                due 7/01/2021 (d)(h)                                                                       9,265
--------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             3,500   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 2.7%                  Coker Project), AMT, 6.50% due 7/01/2021                                                   3,938
                     -----------------------------------------------------------------------------------------------------------
                        1,900   Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                                (Hovensa Refinery), AMT, 5.875% due 7/01/2022                                              2,071
--------------------------------------------------------------------------------------------------------------------------------
                                Total Municipal Bonds (Cost - $317,019) - 151.3%                                         334,807
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                       Shares
                         Held   Short-Term Securities
--------------------------------------------------------------------------------------------------------------------------------
                          456   CMA New Jersey Municipal Money Fund, 2.85% (j)(k)                                            456
--------------------------------------------------------------------------------------------------------------------------------
                                Total Short-Term Securities (Cost - $456) - 0.2%                                             456
--------------------------------------------------------------------------------------------------------------------------------
                                Total Investments (Cost - $317,475*) - 151.5%                                            335,263

                                Other Assets Less Liabilities - 2.3%                                                       5,025

                                Preferred Stock, at Redemption Value - (53.8%)                                          (119,052)
                                                                                                                     -----------
                                Net Assets Applicable to Common Stock - 100.0%                                       $   221,236
                                                                                                                     ===========

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 317,475
                                                                      =========
      Gross unrealized appreciation                                   $  17,872
      Gross unrealized depreciation                                         (84)
                                                                      ---------
      Net unrealized appreciation                                     $  17,788
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d)   MBIA Insured.
(e)   CIFG Insured.
(f)   Radian Insured.
(g)   Prerefunded.
(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                               Net Activity       Dividend Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund         (973)                $29
      --------------------------------------------------------------------------

(k)   Represents the current yield as of August 31, 2006.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield New Jersey Fund, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniYield New Jersey Fund, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniYield New Jersey Fund, Inc.

Date: October 19, 2006